Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Before Income Tax Expense

The components of profit (loss) before income tax expense are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
Domestic (Cayman Islands)	$(1,788,371)	$(159,527)	$(31,133)
Foreign (Malaysia)	469,185	278,544	726,747
Foreign (Hong Kong)	(1,924)	-	-
Foreign (BVI)	(3,343,820)	-	-
Total	$(4,664,930)	$119,017	$695,614

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	Years Ended December 31,
	2025	2024	2023
Current income tax expenses
Domestic (Cayman Islands)	$-	$-	$-
Foreign (Malaysia)	80,619	65,954	220,915
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total current income tax expense	80,619	$65,954	$220,915

Deferred income tax benefits
Domestic (Cayman Islands)	-	-	-
Foreign (Malaysia)	4,594	(58,540)	(16,702)
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total deferred income tax benefits	4,594	(58,540)	(16,702)

Total income tax expense	$85,213	$7,414	$204,213

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction:

	Years Ended December 31,
	2025	2024	2023
Income taxes paid, net of refunds
Domestic (Cayman Islands)	$-	$-	$-
Foreign (Malaysia)	114,364	149,792	411,617
Foreign (Hong Kong)	-	-	-
Foreign (BVI)	-	-	-
Total	$114,364	$149,792	$411,617

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	Years Ended December 31,
	2025		2024		2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
(Loss) income before income tax expense	$(4,664,930)	-	$119,017	-	$695,614	-
Tax effect at the Malaysia corporate tax rates of 24%	(1,119,583)	24.00%	28,564	24.00%	166,947	24.00%
Tax effect of preferential tax rate	-	-	-	-	(9,873)	(1.42)%
Non-deductible expenditure	1,307,927	(28.04)%	75,535	63.47%	51,351	7.38%
Income not subject to tax	(30,813)	0.66%	(2,550)	(2.14)%	(2,559)	(0.37)%
Double tax deduction/ tax incentives	(1,673)	0.04%	(1,270)	(1.07)%	(1,653)	(0.24)%
Over provision in prior years	(70,645)	1.51%	(92,865)	(78.03)%	-	-
Total income tax expense	$85,213	(1.83)%	$7,414	6.23%	$204,213	29.36%

Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements	The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities as follows:
	At December 31,
	2025	2024
Allowance for credit losses	$(146,544)	$(131,080)
Accelerated tax depreciation	100,420	80,362
	$(46,124)	$(50,718)